WARRANTS - Quantitative inputs for Series C-3 Preferred Warrants (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Y shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Class of Warrant or Right [Line Items]
Accrued value of warrants	$ 504,117		$ 504,117		$ 2,072,536	$ 1,179,201
Fair value of warrants			$ (1,470,153)	$ 1,592,955	$ 883,573	$ (178,668)	$ (817,618)
Series C-3 Preferred Warrants
Class of Warrant or Right [Line Items]
Number of warrants outstanding | shares	1,102,752		1,102,752		1,102,752	1,102,752	1,102,752
Accrued value of warrants	$ 231,578		$ 231,578		$ 1,918,788	$ 1,091,724	$ 1,257,137
Fair value of warrants	$ 391,477	$ (1,268,165)	$ 1,687,211	$ (1,477,688)	$ 827,064	$ 165,413	$ 760,899
Series C-3 Preferred Warrants | Warrants term from satisfaction of last milestones
Class of Warrant or Right [Line Items]
Warrants exercisable term	5 years		5 years		5 years
Series C-3 Preferred Warrants | Warrants term from the date of issuance
Class of Warrant or Right [Line Items]
Warrants exercisable term	7 years		7 years		7 years
Series C-3 Preferred Warrants | Expected volatility
Class of Warrant or Right [Line Items]
Warrants measurement input					60.0	45.0	45.0
Series C-3 Preferred Warrants | Expected term (in years)
Class of Warrant or Right [Line Items]
Warrants measurement input					1.0	2.0	4.0
Series C-3 Preferred Warrants | Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants measurement input					0.1	1.6	2.5